CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 441,827	$ 603,805	$ 1,192,119
Accounts receivable	2,283,626	1,419,281	911,390
Inventory	837,311	819,988	434,708
Prepaid expenses	285,085	307,247	10,806
Total current assets	3,847,849	3,150,321	2,549,023
Fixed assets - net	1,101,452	1,120,148	1,226,534
Total assets	4,949,301	4,270,469	3,775,557
Current liabilities
Accounts payable	1,355,146	1,343,824	847,452
Accrued expenses	448,522	455,916	251,613
Revolving financing	2,064,956	1,436,083	475,273
Current portion of capital leases	156,829	190,207	243,623
Note payable, net of debt discount		0	283,120
Note payable with original issue discount, net of debt discount		0	41,248
Derivative liability	3,407	3,407	11,143
Total current liabilities	4,028,860	3,429,437	2,153,472
Long-term Liabilities
Capitalized leases	0	8,006	95,204
Convertible notes payable, net of debt discount	224,667	0
Total long-term liabilities	224,667	8,006	95,204
Total liabilities	4,253,527	3,437,443	2,248,676
Stockholders' equity
Preferred stock, $0.001 par value, 100,000,000 shares authorized, Series A issued 20,000,000, Series C issued 3,000,000, Series D issued 3,000,000	26,000	23,000	23,000
Common stock, Class A - $0.001 par value, 200,000,000 shares authorized 18,263,739 and 17,532,451 shares issued and outstanding at June 30, 2017 and March 31, 2017 respectively	18,262	17,531	14,568
Additional paid in capital	25,811,800	24,181,029	21,423,247
Accumulated deficit	(25,160,288)	(23,388,534)	(19,933,934)
Total stockholders' equity	695,774	833,026	1,526,881
Total liabilities and stockholders' equity	$ 4,949,301	$ 4,270,469	$ 3,775,557